Other reserves and retained earnings (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance				$ 5,114
Employee share options: value of services	[1]			(87)	$ (57)	$ (95)
Ending balance		$ 5,114		7,788	5,114
Parent and subsidiaries’ currency translation and exchange adjustments				(42)	4
Total other reserves per balance sheet		5,114		7,788	5,114
Opening balance			$ 56,341	57,965	56,341	52,741
Equity accounted units’ profit after tax for the year				1,478	838	675
Tax relating to components of other comprehensive income				(12)	(32)	153
Dividends paid				(6,410)	(7,553)	(6,928)
Change in equity interest held by Rio Tinto				(5)	(380)	0
Employee share options and other IFRS 2 charges taken to the income statement				249	150	142
Closing balance		57,965		67,024	57,965	56,341
Other reserve, share premium		$ 5,114		7,788	5,114
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions				(155)	$ (201)	$ 407
Energy Resources of Australia Ltd
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Economic interest (%)		98.43%	86.30%		98.43%	86.30%
Investment in equity accounted units (EAUs)
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions				1	$ 6	$ (3)
Capital redemption reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Capital redemption reserve		$ 51		51	51	51
Cash flow hedge reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			$ (59)	(39)	(59)	(51)
Cash flow hedge gains				57	13	30
Cash flow hedge (gains)/losses transferred to the income statement				(164)	17	(39)
Tax on the above				29	(10)	1
Ending balance		(39)		(117)	(39)	(59)
Fair value through other comprehensive income reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			(22)	(22)	(22)	2
Losses on equity investments				(34)	0	(24)
Ending balance		(22)		(56)	(22)	(22)
Cost of hedging reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			(12)	(8)	(12)	(17)
Cost of hedging deferred to reserves during the year				2	3	4
Transfer of cost of hedging to the income statement				1	1	1
Ending balance		(8)		(5)	(8)	(12)
Other reserves
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			11,542	11,570	11,542	11,554
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards				(57)	(44)	(78)
Employee share options: value of services				98	76	62
Deferred tax on share options				16	(4)	4
Ending balance		11,570		11,627	11,570	11,542
Total other reserves per balance sheet		11,570		11,627	11,570	11,542
Other reserve, share premium		11,570		11,627	11,570	11,542
Foreign currency translation reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance			8,328	5,114	8,328
Ending balance		5,114		7,788	5,114	8,328
Beginning balance			(3,172)	(6,438)	(3,172)	(3,784)
Parent and subsidiaries’ currency translation and exchange adjustments				2,692	(3,194)	598
Equity accounted units currency translation adjustments				34	(45)	14
Currency translation reclassified on disposal				0	(27)	0
Ending balance		(6,438)		(3,712)	(6,438)	(3,172)
Total other reserves per balance sheet		5,114		7,788	5,114	8,328
Other reserve, share premium		5,114		7,788	5,114	8,328
Retained earnings
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Employee share options: value of services	[1]			(30)	(13)	(17)
Opening balance			38,350	42,539	38,350	35,020
Parent and subsidiaries’ profit for the year				8,397	10,697	9,385
Equity accounted units’ profit after tax for the year				1,569	855	673
Remeasurement gains/(losses) on pension and post-retirement healthcare plans				161	88	(459)
Tax relating to components of other comprehensive income				(38)	(23)	151
Total comprehensive income for the year				10,089	11,617	9,750
Dividends paid				(6,145)	(7,025)	(6,466)
Change in equity interest held by Rio Tinto				(7)	(468)	(13)
Own shares purchased/treasury shares reissued for share awards and other movements				(30)	(13)	(17)
Employee share options and other IFRS 2 charges taken to the income statement				135	78	76
Closing balance		42,539		46,581	42,539	38,350
Retained earnings | Opening balance as previously reported
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Opening balance			$ 38,350	42,539	38,350	35,020
Closing balance		$ 42,539			$ 42,539	$ 38,350
Merger reserve
Disclosure Of Other Reserves And Retained Earnings [Line Items]
Beginning balance
Ending balance				11,936
Total other reserves per balance sheet				11,936
Other reserve, share premium				$ 11,936

[1]	Net of contributions received from employees for share awards.(c)